Pensions and other postretirement benefits (Tables)	12 Months Ended
Dec. 31, 2016
Pensions and other postretirement benefits
Schedule of allocation of plan assets

The Company’s 2016 Policy and actual asset allocation for the Company’s pension plans based on fair value are as follows:

	Policy	Actual plan asset allocation

		2016	2015
Cash and short-term investments	3%	3%	2%
Bonds and mortgages	40%	33%	30%
Private debt (1)	-	1%	1%
Equities (1)	42%	38%	41%
Real estate	4%	2%	2%
Oil and gas	7%	6%	5%
Infrastructure (1)	4%	5%	5%
Absolute return	-	10%	11%
Risk-based allocation	-	2%	3%
Total	100%	100%	100%

(1)	Certain assets in the 2015 comparative figures have been reclassified from infrastructure to private debt and equity to conform to the current year’s presentation.

Fair value of plan assets by class

The following tables present the fair value of plan assets as at December 31, 2016 and 2015 by asset class:

	Fair value measurements at December 31, 2016
In millions	Total	Level 1	Level 2	Level 3	NAV (1)
Cash and short-term investments (2)	$571	$83	$488	$-	$-
Bonds (3)
Canada, U.S. and supranational	1,418	-	1,418	-	-
Provinces of Canada and municipalities	2,384	-	2,384	-	-
Corporate	1,475	-	1,475	-	-
Emerging market debt	509	-	509	-	-
Mortgages (4)	106	-	106	-	-
Private debt (5)	226	-	-	-	226
Equities (6)
Canadian	1,846	1,670	-	-	176
U.S.	997	949	-	-	48
International	3,853	3,853	-	-	-
Real estate (7)	383	-	-	324	59
Oil and gas (8)	1,076	336	18	722	-
Infrastructure (9)	805	-	92	-	713
Absolute return funds (10)		-	-	-	-
Multi-strategy	1,005	-	-	-	1,005
Fixed income	304	-	-	-	304
Equity	35	-	-	-	35
Global macro	428	-	-	-	428
Risk-based allocation (11)	311	-	-	-	311
Total	$17,732	$6,891	$6,490	$1,046	$3,305
Other (12)	99
Total plan assets	$17,831

	Fair value measurements at December 31, 2015
In millions	Total	Level 1	Level 2	Level 3	NAV (1)
Cash and short-term investments (2)	$389	$47	$342	$-	$-
Bonds (3)
Canada, U.S. and supranational	1,280	-	1,280	-	-
Provinces of Canada and municipalities	2,611	-	2,611	-	-
Corporate	911	-	911	-	-
Emerging market debt	471	-	471	-	-
Mortgages (4)	127	-	127	-	-
Private debt (5) (13)	203	-	-	-	203
Equities (6)
Canadian (13)	1,743	1,532	-	-	211
U.S.	1,236	1,236	-	-	-
International	4,315	4,315	-	-	-
Real estate (7)	357	-	-	331	26
Oil and gas (8)	1,012	234	12	766	-
Infrastructure (9) (13)	847	10	102	-	735
Absolute return funds (10)
Multi-strategy	714	-	-	-	714
Fixed income	440	-	-	-	440
Equity	261	-	-	-	261
Global macro	499	-	-	-	499
Risk-based allocation (11)	422	-	-	-	422
Total	$17,838	$7,374	$5,856	$1,097	$3,511
Other (12)	79
Total plan assets	$17,917
Level 1: Fair value based on quoted prices in active markets for identical assets.
Level 2: Fair value based on other significant observable inputs.
Level 3: Fair value based on significant unobservable inputs.
NAV: Investments measured at net asset value as a practical expedient.
		Footnotes to the table follow on the next page.

Reconciliation of the fair value of investments categorized as Level 3

The following table reconciles the beginning and ending balances of the fair value of investments classified as Level 3:

	Fair value measurements based on significant unobservable inputs (Level 3)

In millions		Real estate (7)	Oil and gas (8)	Total
Balance at December 31, 2014		$317	$1,008	$1,325
	Actual return relating to assets still held at the reporting date	34	(213)	(179)
	Purchases	23	-	23
	Sales	(3)	-	(3)
	Disbursements	(40)	(29)	(69)
Balance at December 31, 2015		$331	$766	$1,097
	Actual return relating to assets still held at the reporting date	15	(24)	(9)
	Purchases	1	-	1
	Disbursements	(23)	(20)	(43)
Balance at December 31, 2016		$324	$722	$1,046

(1)	As a result of the retrospective adoption of ASU 2015-07, investments measured at net asset value as a practical expedient are no longer categorized within the fair value hierarchy. See Note 2 - Recent accounting pronouncements for additional information.
(2)	Cash and short-term investments are valued at cost, which approximates fair value, and are categorized as Level 1 and Level 2 respectively.
(3)	Bonds, excluding emerging market debt funds, are valued using mid-market prices obtained from independent pricing data suppliers. When prices are not available from independent sources, the fair value is based on the present value of future cash flows using current market yields for comparable instruments. Emerging market debt funds are valued based on the net asset value which is readily available and published by each fund’s independent administrator. All bonds are categorized as Level 2.
(4)	The fair value of $106 million (2015 - $127 million) of mortgages categorized as Level 2 is based on the present value of future net cash flows using current market yields for comparable instruments.
(5)	Private debt investments of $226 million (2015 - $203 million) are based on the net asset value as reported by each fund’s manager, generally using a discounted cash flow analysis.
(6)	The fair value of equity investments categorized as Level 1 is based on quoted prices in active markets for identical assets. The fair value of $176 million (2015 - $211 million) of Canadian equity investments categorized as NAV consist mainly of investments in energy related private equity funds and is based on the net asset value as reported by each fund’s manager. The fair value of $48 million (2015 - $nil) of U.S. equity investments categorized as NAV consist of an investment in a U.S. private equity fund and is based on the net asset value as reported by the fund’s manager.
(7)	The fair value of real estate investments of $324 million (2015 - $331 million) includes land and buildings net of related mortgage debt of $nil (2015 - $4 million) and is categorized as Level 3. Land is valued based on the fair value of comparable assets, and buildings are valued based on the present value of estimated future net cash flows or the fair value of comparable assets. Independent valuations of land and buildings are performed triennially on a rotational basis. Mortgage debt is valued based on the present value of future cash flows using current market yields for comparable instruments. The fair value of investments of $59 million (2015 - $26 million) in real estate private equity funds is based on the net asset value as reported by each fund’s manager, generally using a discounted cash flow analysis or earnings multiples.
(8)	Oil and gas investments categorized as Level 1 are valued based on quoted prices in active markets. Investments in oil and gas equities traded on a secondary market are valued based on the most recent transaction price and are categorized as Level 2. Investments of $722 million (2015 - $766 million) categorized as Level 3 consist of operating oil and gas properties and the fair value is based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. The future net cash flows are based on forecasted oil and gas prices and projected future annual production and costs.
(9)	Infrastructure investments of $nil (2015 - $10 million) categorized as Level 1 are valued based on quoted prices in active markets for identical assets, $92 million (2015 - $102 million) of term loans and notes of infrastructure companies categorized as Level 2 are valued based on the present value of future cash flows using current market yields for comparable instruments and $713 million (2015 - $735 million) of infrastructure funds categorized as NAV are valued based on the net asset value as reported by each fund’s manager, generally using a discounted cash flow analysis or earnings multiples.
(10)	Absolute return investments are valued using the net asset value as reported by each fund’s independent administrator. All absolute return investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days.
(11)	Risk-based allocation investments are valued using the net asset value as reported by each fund’s independent administrator. All funds have contractual redemption frequencies ranging from daily to annually, and redemption notice periods varying from 5 to 60 days.
(12)	Other consists of operating assets of $163 million (2015 - $119 million) and liabilities of $64 million (2015 - $40 million) required to administer the Trusts' investment assets and the plans' benefit and funding activities. Such assets are valued at cost and have not been assigned to a fair value category.
(13)	Certain assets in the 2015 comparative figures have been reclassified from infrastructure to private debt and Canadian equities in the amounts of $203 million and $187 million, respectively, to conform to the current year’s presentation.

Schedule of net funded status

Obligations and funded status for defined benefit pension and other postretirement benefit plans

		Pensions		Other postretirement benefits
In millions	Year ended December 31,	2016	2015	2016	2015
Change in benefit obligation
Projected benefit obligation at beginning of year		$17,081	$17,279	$269	$267
Amendments		-	1	-	-
Interest cost		543	650	8	10
Actuarial loss (gain) on projected benefit obligation		614	(112)	10	(8)
Current service cost		124	152	2	3
Plan participants’ contributions		53	58	-	-
Foreign currency changes		(10)	55	(2)	14
Benefit payments, settlements and transfers		(1,039)	(1,002)	(17)	(17)
Projected benefit obligation at end of year (1)		$17,366	$17,081	$270	$269
Component representing future salary increases		(328)	(334)	-	-
Accumulated benefit obligation at end of year		$17,038	$16,747	$270	$269
Change in plan assets
Fair value of plan assets at beginning of year		$17,917	$17,761	$-	$-
Employer contributions		144	108	-	-
Plan participants’ contributions		53	58	-	-
Foreign currency changes		(5)	34	-	-
Actual return on plan assets		761	958	-	-
Benefit payments, settlements and transfers		(1,039)	(1,002)	-	-
Fair value of plan assets at end of year (1)		$17,831	$17,917	$-	$-

Funded status - Excess (deficiency) of fair value of plan assets over
projected benefit obligation at end of year		$465	$836	$(270)	$(269)

(1)	For the CN Pension Plan, as at December 31, 2016, the projected benefit obligation was $16,078 million (2015 - $15,794) and the fair value of plan assets was $16,933 million (2015 - $17,038 million). The measurement date of all plans is December 31.

Amounts recognized in the Consolidated Balance Sheet

Amounts recognized in the Consolidated Balance Sheets
		Pensions		Other postretirement benefits
In millions	December 31,	2016	2015	2016	2015
Noncurrent assets - Pension asset		$907	$1,305	$-	$-
Current liabilities (Note 9)		-	-	(18)	(18)
Noncurrent liabilities - Pension and other postretirement benefits		(442)	(469)	(252)	(251)
Total amount recognized		$465	$836	$(270)	$(269)

Amounts recognized in Accumulated other comprehensive loss
Amounts recognized in Accumulated other comprehensive loss (Note 15)
		Pensions		Other postretirement benefits
In millions	December 31,	2016	2015	2016	2015
Net actuarial gain (loss) (1)		$(2,888)	$(2,204)	$6	$21
Prior service cost (2)		$(14)	$(17)	$(2)	$(4)

(1)	In 2017, the net actuarial loss for defined benefit pension plans and net actuarial gain for other postretirement benefits that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost (income) are estimated to be $189 million and $4 million, respectively.
(2)	In 2017, the prior service cost for defined benefit pension plans and other postretirement benefits that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost (income) are estimated to be $4 million and $1 million, respectively.

Information for the pension plans with an accumulated benefit obligation in excess of plan assets
Information for the pension plans with an accumulated benefit obligation in excess of plan assets

		Pensions		Other postretirement benefits
In millions	December 31,	2016	2015	2016	2015
Projected benefit obligation		$637	$743	N/A	N/A
Accumulated benefit obligation		$574	$656	N/A	N/A
Fair value of plan assets		$207	$274	N/A	N/A

Components of net periodic benefit cost (income)

Components of net periodic benefit cost (income) for defined benefit pension and other postretirement benefit plans

		Pensions			Other postretirement benefits
In millions	Year ended December 31,	2016	2015	2014	2016	2015	2014
	Current service cost	$124	$152	$132	$2	$3	$2
	Interest cost	543	650	711	8	10	12
	Settlement loss	10	4	3	-	-	-
	Expected return on plan assets	(1,018)	(1,004)	(978)	-	-	-
	Amortization of prior service cost	3	4	4	2	1	2
	Amortization of net actuarial loss (gain)	177	228	124	(5)	(4)	(4)
	Net periodic benefit cost (income)	$(161)	$34	$(4)	$7	$10	$12

Weighted-average assumptions used in accounting for pensions and other postretirement benefits
Weighted-average assumptions used in accounting for defined benefit pension and other postretirement benefit plans

	Pensions			Other postretirement benefits
December 31,	2016	2015	2014	2016	2015	2014
To determine projected benefit obligation
Discount rate (1)	3.81%	3.99%	3.87%	3.96%	4.14%	3.86%
Rate of compensation increase (2)	2.75%	2.75%	3.00%	2.75%	2.75%	3.00%
To determine net periodic benefit cost (income)
Rate to determine current service cost (3)	4.24%	3.87%	4.73%	4.59%	3.86%	4.69%
Rate to determine interest cost (3)	3.27%	3.87%	4.73%	3.35%	3.86%	4.69%
Rate of compensation increase (2)	2.75%	3.00%	3.00%	2.75%	3.00%	3.00%
Expected return on plan assets (4)	7.00%	7.00%	7.00%	N/A	N/A	N/A

(1)	The Company’s discount rate assumption, which is set annually at the end of each year, is determined by management with the aid of third-party actuaries. The discount rate is used to measure the single amount that, if invested at the measurement date in a portfolio of high-quality debt instruments with a rating of AA or better, would provide the necessary cash flows to pay for pension benefits as they become due. For the Canadian pension and other postretirement benefit plans, future expected benefit payments are discounted using spot rates based on a derived AA corporate bond yield curve for each maturity year.
(2)	The rate of compensation increase is determined by the Company based upon its long-term plans for such increases.
(3)	In 2015 and prior years, current service cost and interest cost were determined using the discount rate used to measure the projected benefit obligation at the beginning of the period. Beginning in 2016, as described in the "Adoption of the spot rate approach" section of this Note, the Company adopted the spot rate approach to measure current service cost and interest cost for all defined benefit pension and other postretirement benefit plans.
(4)	The expected long-term rate of return is determined based on expected future performance for each asset class and is weighted based on the investment policy. For 2016, the Company used a long-term rate of return assumption of 7.00% on the market-related value of plan assets to compute net periodic benefit cost (income). The Company has elected to use a market-related value of assets, whereby realized and unrealized gains/losses and appreciation/depreciation in the value of the investments are recognized over a period of five years, while investment income is recognized immediately. In 2017, the Company will maintain the expected long-term rate of return on plan assets at 7.00% to reflect management's current view of long-term investment returns.

Estimated future benefit payments
Expected future benefit payments
The following table provides the expected benefit payments for pensions and other postretirement benefits for the next five years and the subsequent five-year period:
In millions	Pensions	Other postretirement benefits
2017	$1,032	$18
2018	$1,038	$18
2019	$1,045	$18
2020	$1,049	$18
2021	$1,052	$17
Years 2022 to 2026	$5,215	$81